Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings
10.	Borrowings

Borrowings consist of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Short-term borrowings:
Bank loans(i)	62,000	141,000
Loan from third parties	2,808	1,828
Total	64,808	142,828
Current portion of long-term borrowings:
Bank loans(i)	1,000	29,130
Total	1,000	29,130
Long-term borrowings, non-current portion:
Bank loans(i)	41,630	—
Loan from third parties	2,000	2,000
Total	43,630	2,000
(i)	As of December 31, 2022, the Group had several credit facilities with third party banks under which the Group can borrow up to RMB400,000 during the term of the facilities mature from June 2023 to September 2023. The drawdown of the credit facilities is subject to the terms and conditions of each agreement. Certain credit facilities also require the Group to comply with various covenants and other restrictions, including but not limited to the sum of interest bearing borrowings and bills payable (if applicable) lower than RMB300,000 if the Company’s revenues are less than RMB2,500,000. As of December 31, 2022, the unutilized credit facilities was RMB279 million and the Group was in compliance with the financial covenants.

The weighted average interest rates of short-term borrowings and long-term borrowings as of December 31, 2022 were 3.7% (December 31, 2021: 4.1%) and 4.9% (December 31, 2021: 4.6%) per annum, respectively.

The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2022 are as follows:

RMB ‘000
For the year ending December 31,
2023	29,130
2024	—
2025	500
2026	200
2027 and thereafter	1,300
Total	31,130